Average Annual Total Returns - Western Asset Corporate Bond Fund	May 01, 2021
Class A
Average Annual Return:
1 Year	6.11%
5 Years	6.25%
10 Years	5.76%
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	4.27%
5 Years	4.56%
10 Years	4.07%
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.63%
5 Years	4.05%
10 Years	3.72%
Class C1
Average Annual Return:
1 Year	9.24%
5 Years	6.70%
10 Years	5.71%
Class I
Average Annual Return:
1 Year	11.19%
5 Years	7.52%
10 Years	6.58%
Class P
Average Annual Return:
1 Year	10.63%
5 Years	7.00%
10 Years	6.06%
Class C
Average Annual Return:
1 Year	9.06%
5 Years	6.45%
10 Years		[1]
Since Inception	4.79%
Inception Date	Aug. 01, 2012

[1]	N/A